Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

The calculations below provide net (loss)/earnings from continuing operations, weighted average common shares outstanding, and the resultant earnings per share from continuing operations for both basic and diluted EPS for the years ended December 31, 2013, 2012, and 2011.

($ in thousands, except per share amounts)	Net Earnings (Numerator)	Shares (In thousands) (Denominator)	Per Share Amount

2013
Basic EPS from continuing operations	$1,997	33,601	$0.06
Effect of dilutive securities:
Equity-based compensation plans	—	648

Diluted EPS from continuing operations	$1,997	34,249	$0.06

2012
Basic EPS from continuing operations	$13,492	33,922	$0.40
Effect of dilutive securities:
Equity-based compensation plans	—	601

Diluted EPS from continuing operations	$13,492	34,523	$0.39

2011
Basic EPS from continuing operations	$11,263	34,321	$0.33
Effect of dilutive securities:
Equity-based compensation plans	—	685

Diluted EPS from continuing operations	$11,263	35,006	$0.32

Potentially Dilutive Securities Earnings Per Share

The following table shows the securities that could potentially dilute EPS in the future, but have been excluded from the 2013, 2012, and 2011 dilutive earnings per share calculations because they are either anti-dilutive or the exercise price exceeds the average market price.

	Year ended December 31,
(Number of shares in thousands)	2013	2012	2011

Stock options	—	346	539